ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE INTERNATIONAL STOCK FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 0.3%
Common Stocks 0.3%
Tenaris, ADR (USD)	460,900	21,879
Total Argentina (Cost $15,914)		21,879

AUSTRALIA 3.2%
Common Stocks 3.2%
AMP (1)	3,517,611	28,551
Brambles (1)(2)	3,256,500	35,127
Macquarie Infrastructure, Equity Units (1)	15,447,322	43,913
QBE Insurance	768,000	18,391
Rinker Group (1)	2,206,800	31,829
Rio Tinto (1)	601,012	35,897
Transurban Group (1)	5,103,885	30,569
Total Australia (Cost $169,723)		224,277

AUSTRIA 1.2%
Common Stocks 1.2%
Erste Bank der Oesterreich Sparkasse (1)	1,104,485	86,214
Total Austria (Cost $57,890)		86,214

BELGIUM 3.0%
Common Stocks 3.0%
InBev (1)	1,146,773	73,744
KBC (1)	561,610	70,641
SES Global FDR	2,380,125	41,310
UCB	306,563	20,265
Total Belgium (Cost $174,161)		205,960

BRAZIL 2.9%
Common Stocks 2.6%
Companhia Vale do Rio Doce, ADR (USD) (1)	1,498,100	43,040
Gol Linhas Aereas Inteligentes, ADR (USD) (1)	926,500	27,897
Petroleo Brasileiro, ADR (USD) (1)	1,227,531	108,882
		179,819
Preferred Stocks 0.3%
Banco Itau Holdings Financiera	539,200	19,926
		19,926
Total Brazil (Cost $88,205)		199,745
CHINA 0.7%
Common Stocks 0.7%
China Overseas Land & Investment (HKD) (1)	22,364,000	24,899
China Petroleum & Chemical (HKD)	29,496,000	24,686
Total China (Cost $35,174)		49,585
DENMARK 1.1%
Common Stocks 1.1%
Novo Nordisk, Series B	850,744	73,033
Total Denmark (Cost $33,225)		73,033
EGYPT 0.6%
Common Stocks 0.6%
MobiNil-Egyptian	708,952	21,754
Orascom Telecom	267,070	18,348
Total Egypt (Cost $39,464)		40,102
FINLAND 0.7%
Common Stocks 0.7%
Nokia	2,267,189	49,766
Total Finland (Cost $2,191)		49,766
FRANCE 10.6%
Common Stocks 10.6%
Accor (1)	1,172,090	96,901
AXA (1)	2,212,779	93,672
LVMH (1)	730,297	76,812
Pernod-Ricard (1)	491,487	100,928
PPR (1)	345,491	50,844
Schneider	476,326	57,613
Societe Generale (1)(2)	365,686	64,419
Television Francaise (1)	1,229,193	41,534
Total (1)	1,144,742	77,097
Veolia Environnement (1)	1,120,400	78,650
Total France (Cost $492,049)		738,470

GERMANY 2.8%
Common Stocks 2.8%
Deutsche Boerse (1)	363,200	76,131
Fresenius Medical Care (1)	504,225	67,452
Hypo Real Estate Holding (1)	491,433	32,421
Praktiker Bau-und Heimwerk (1)	420,569	15,504
Total Germany (Cost $140,151)		191,508

GREECE 2.8%
Common Stocks 2.8%
Cosmote Mobile Communication	790,405	24,313
Hellenic Telecommunications (2)	2,613,380	77,767
National Bank of Greece	1,748,466	90,824
Total Greece (Cost $122,592)		192,904
HONG KONG 1.6%
Common Stocks 1.6%
Foxconn (1)(2)	11,411,000	34,194
Hutchison Whampoa (1)	2,789,000	27,855
Kingboard Chemical Holdings	4,968,000	20,679
Shangri-La Asia	10,196,000	27,558
Total Hong Kong (Cost $105,078)		110,286
INDIA 1.2%
Common Stocks 1.2%
Bharti Airtel (2)	3,805,200	63,069
Suzlon Energy	745,000	19,401
Total India (Cost $51,666)		82,470
IRELAND 1.6%
Common Stocks 1.6%
Anglo Irish Bank (Irish)	3,483,611	70,572
Anglo Irish Bank	500	10
CRH	1,032,912	40,808
Total Ireland (Cost $76,581)		111,390
ITALY 6.7%
Common Stocks 6.7%
AEM S.p.A. (1)	23,857,126	77,071
Banco Popolare di Milano (1)	3,178,100	53,424
Banco Popolare di Verona (1)	2,366,400	74,324
Eni S.p.A.	2,153,382	69,294
Intesa Sanpaolo	6,307,750	47,626
Intesa Sanpaolo - RNC (1)	10,938,256	81,127
Saipem (1)	2,617,910	63,792
Total Italy (Cost $350,061)		466,658

JAPAN 20.5%
Common Stocks 20.5%
AIFUL (1)	891,850	27,097
Chugai Pharmaceutical	99,900	2,248
Credit Saison	775,200	27,928
Fanuc	438,500	40,764
Honda	962,600	37,765
HOYA	1,160,600	42,058
Ibiden	1,047,000	51,942
JSR (1)	934,800	22,205
Keyence (1)	224,701	50,563
Leopalace21 (1)	686,200	21,898
Marui	3,638,000	44,786
Mitsubishi Corporation (1)	2,754,500	56,050
Mitsubishi Estate	1,364,000	38,973
Mitsubishi UFJ Financial	5,256	63,640
Mitsui Fudosan (1)	3,619,000	93,813
Mitsui Trust Holdings	4,054,000	44,578
Nidec (1)	565,300	39,925
Nitto Denko (1)	438,300	21,567
ORIX	244,470	70,122
Otsuka (1)	393,400	36,722
Rakuten (1)	77,230	40,994
Resona Holdings (1)	14,953	41,483
Secom	1,007,500	49,686
Sega Sammy Holdings	1,249,600	32,152
Seven & I (1)	1,099,600	33,038
Shin-Etsu Chemical	716,500	46,707
SMC	345,000	49,623
Sony (1)	1,195,400	55,134
Sumitomo Mitsui Financial (1)	9,442	96,576
T&D Holdings	572,350	38,523
Toyota Motor	1,301,300	85,505
USHIO (1)	1,210,700	25,015
Total Japan (Cost $1,124,965)		1,429,080
KAZAKHSTAN 0.3%
Common Stocks 0.3%
Halyk Savings Bank, GDR (Regulation S shares) (USD) (2)	1,026,000	24,214
Total Kazakhstan (Cost $20,357)		24,214
MEXICO 2.6%
Common Stocks 2.6%
America Movil, ADR, Series L (USD)	1,657,700	73,535
Grupo Financiero Banorte	15,068,500	59,754
Grupo Televisa, ADR (USD) (1)	911,900	26,865
Wal-Mart de Mexico, Series V	5,431,144	23,962
Total Mexico (Cost $50,379)		184,116
NETHERLANDS 1.3%
Common Stocks 1.3%
Aegon (1)	1,719,531	33,866
Koninklijke Numico (1)	1,133,292	59,979
Total Netherlands (Cost $65,482)		93,845
NORWAY 1.0%
Common Stocks 1.0%
Telenor ASA	3,380,300	68,927
Total Norway (Cost $43,263)		68,927
SINGAPORE 0.4%
Common Stocks 0.4%
StarHub	15,060,000	26,734
Total Singapore (Cost $20,876)		26,734
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Naspers (N Shares)	1,676,253	42,111
Total South Africa (Cost $22,008)		42,111
SOUTH KOREA 0.3%
Common Stocks 0.3%
Lotte Shopping (1)	60,850	23,685
Total South Korea (Cost $26,186)		23,685
SPAIN 5.6%
Common Stocks 5.6%
Acciona (1)	388,109	79,484
ACS Actividades de Construccion y Servicios (1)	1,484,600	80,532
Banco Espanol de Credito (1)	1,600,843	39,967
Cia Distrib Integral Logista (1)	150,000	9,913
Cintra Concesiones de Infraestructuras (1)	1,604,752	26,335
Grupo Ferrovial (1)	671,800	67,286
Telefonica SA (1)	3,813,056	83,396
Total Spain (Cost $306,391)		386,913
SWEDEN 3.2%
Common Stocks 3.2%
Assa-Abloy, Series B (1)	4,878,000	106,836
Atlas Copco, A Shares (1)	2,534,700	87,071
Modern Times Group, B Shares	434,800	27,539
Total Sweden (Cost $185,818)		221,446

SWITZERLAND 6.8%
Common Stocks 6.8%
Credit Suisse Group (Regulation S Shares)	1,266,990	89,643
Nobel Biocare (1)	197,465	65,532
Novartis (Regulation D Shares)	1,867,737	107,555
Swiss Life Holding	422,106	106,609
UBS	1,636,589	102,594
Total Switzerland (Cost $317,388)		471,933

TAIWAN 2.2%
Common Stocks 2.2%
Cathay Financial	12,871,000	28,644
Delta Electronics	6,837,000	22,358
Hon Hai Precision	4,700,400	32,172
Mediatek	3,063,000	33,482
Taiwan Semiconductor, ADR (USD)	2,531,726	27,621
Yuanta Core Pacific	9,055,000	6,854
Total Taiwan (Cost $133,432)		151,131

TURKEY 0.3%
Common Stocks 0.3%
Turkiye Garanti Bankasi	5,906,600	22,393
Total Turkey (Cost $20,944)		22,393

UNITED KINGDOM 10.3%
Common Stocks 10.3%
AMVESCAP	4,024,177	48,232
Aviva	4,445,158	71,850
BP	3,374,974	35,586
Capita Group	5,033,732	62,581
Friends Provident	13,419,307	57,347
GlaxoSmithKline	2,527,072	68,025
Johnson Matthey	2,103,772	61,107
Reckitt Benckiser	1,645,518	79,243
Reuters	7,740,400	65,714
Royal Bank of Scotland	1,802,569	72,684
Wolseley	3,587,700	92,740
Total United Kingdom (Cost $542,509)		715,109

SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	220,526,633	220,527
Total Short-Term Investments (Cost $220,527)		220,527

SECURITIES LENDING COLLATERAL 22.5%
Money Market Pooled Account 22.5%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.328% (3)	1,564,176,272	1,564,176
Total Securities Lending Collateral (Cost $1,564,176)		1,564,176

Total Investments in Securities
122.0% of Net Assets (Cost $6,618,826)		$8,490,587

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Stock Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $1,512,201,000; aggregate collateral consisted of $1,564,176,000 in the money market pooled account and U.S. government securities valued at $16,268,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $6,618,826,000. Net unrealized gain aggregated $1,871,725,000 at period-end, of which $2,000,957,000 related to appreciated investments and $129,232,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $2,572,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $220,527,000 and $232,075,000, respectively.

T. ROWE PRICE INTERNATIONAL DISCOVERY FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 4.0%
Common Stocks 4.0%
Austar Communications (1)	19,628,541	18,959
Australian Worldwide Exploration (1)(2)	2,436,627	4,838
Beach Petroleum (1)	7,000,000	6,379
Challenger Financial Services (1)	3,405,419	11,565
Downer Edi (1)	2,236,300	11,435
Emperor Mines (2)	19,250,000	2,458
Equigold (1) (3)	9,511,300	11,317
GRD (1)	3,356,107	5,973
Herald Resources (2)	7,000,000	6,094
Oil Search (1)	2,570,701	7,016
Worley Group (1)	589,499	9,846
Total Australia (Cost $65,432)		95,880

AUSTRIA 0.5%
Common Stocks 0.5%
Wiener Staedtische Versicherung (1)	150,000	10,952
Total Austria (Cost $8,797)		10,952

BELGIUM 0.7%
Common Stocks 0.7%
UCB (1)	162,650	10,752
UCB (Frankfurt Exchange Traded)	87,350	5,720
Total Belgium (Cost $10,093)		16,472

BRAZIL 0.3%
Common Stocks 0.3%
Obrascon Huarte Lain Brasil (2)	500,000	7,567
Total Brazil (Cost $7,354)		7,567
CHINA 3.9%
Common Stocks 3.9%
Beijing Capital Land, H Shares (HKD) (1)	15,602,000	6,554
Beijing Enterprises (HKD) (1)	6,754,000	14,796
China Fire Safety Enterprise (HKD)	50,030,000	3,205
China Power International (HKD) (1)	13,113,000	7,144
Hunan Non Ferrous Metals (HKD) (2)	18,364,000	10,573
Ports Design (HKD) (1)	3,979,000	10,950
Sina (USD) (1)(2)	478,800	17,127
Tencent Holdings (HKD) (1)	2,180,000	8,520
Travelsky Technology, Class H (HKD) (1)	6,424,000	10,813
Xinhua Finance (JPY) (2)	7,875	4,317
Total China (Cost $76,359)		93,999

DENMARK 0.2%
Common Stocks 0.2%
Ambu A/S, B Shares	300,000	5,858
Total Denmark (Cost $5,244)		5,858

FINLAND 0.7%
Common Stocks 0.7%
Capman	2,281,000	8,816
Rapala (1)	1,039,118	8,376
Total Finland (Cost $10,585)		17,192

FRANCE 4.8%
Common Stocks 4.8%
Biomerieux (1)	250,000	19,093
Bourbon (1)(2)	250,000	13,858
EDF Energies Nouvelles (1)(2)	168,700	8,667
Eurofins Scientific (2)	134,152	9,233
Gl Trade	125,000	6,678
ILOG (2)	400,000	5,603
Lectra	500,000	3,568
Neopost	104,973	13,494
Neuf Cegetel (2)	350,000	12,711
Oeneo (2)	992,831	2,710
Oeneo, Warrants, 7/1/08 (2)	623,403	429
SOITEC (1)(2)	500,000	14,821
Wavecom (2)	200,000	3,022
Total France (Cost $85,274)		113,887

GERMANY 7.0%
Common Stocks 6.5%
Arques Industries (1)(2)	300,000	7,016
Bijou Brigitte Modi Access (1)	50,000	10,147
Boewe Systec	110,000	7,399
Cash.life (2)	200,000	7,100
CTS Eventim (1)	360,328	14,145
GFK	173,206	8,158
Grenkeleasing (1)(2)	200,000	9,095
IDS Scheer (1)	550,000	10,542
Interhyp (2)	50,579	5,268
Rheinmetall AG (1)	33,300	2,624
Takkt AG	1,000,000	17,433
Wacker Chemie	180,000	29,020
Wincor Nixdorf (1)	100,000	15,846
Wirecard (1)	1,062,500	11,779
		155,572
Preferred Stocks 0.5%
Sartorius	231,000	10,949
		10,949
Total Germany (Cost $123,564)		166,521

GREECE 1.0%
Common Stocks 1.0%
Jumbo	600,000	13,715
Lamda Development (2)	500,000	9,087
Total Greece (Cost $12,283)		22,802

HONG KONG 2.5%
Common Stocks 2.5%
Cafe de Coral Holdings	5,876,000	10,191
Clear Media (1)(2)	3,503,000	4,300
Computime Group	17,172,000	5,241
Integrated Distribution Services	5,468,000	10,504
Kingboard Laminates Holdings (2)	9,683,000	10,751
Lifestyle International (1)	4,545,000	13,706
Public Financial Holdings	6,896,000	5,873
Total Hong Kong (Cost $47,786)		60,566

INDIA 4.5%
Common Stocks 4.5%
Apollo Tyres	750,000	5,725
Balaji Telefilms	1,471,100	3,996
BF Utilities (2)	137,940	9,270
Financial Technologies	826,332	33,176
Glaxosmithkline Consumer	581,053	7,925
Himatsingka Seide	1,497,500	4,452
Mid-Day Multimedia (2)	605,000	682
Moser Baer India	1,448,969	11,412
Sun TV	255,624	9,813
Suzlon Energy	532,200	13,860
United Spirits Limited	365,044	7,516
Total India (Cost $57,946)		107,827

INDONESIA 0.6%
Common Stocks 0.6%
Indofood Sukses	71,885,500	13,417
Total Indonesia (Cost $9,932)		13,417

IRELAND 0.4%
Common Stocks 0.4%
Ecosecurities (GBP) (2)	2,300,000	8,997
Total Ireland (Cost $7,113)		8,997

ISRAEL 0.4%
Common Stocks 0.4%
Partner Communications, ADR (USD) (1)	800,000	9,984
Total Israel (Cost $14,507)		9,984

ITALY 3.0%
Common Stocks 3.0%
Autogrill (1)	750,000	13,817
Digital Multimedia Technology (1)(2)	100,000	8,254
Esprinet (1)	750,000	15,072
Geox (1)	500,000	8,038
Newron Pharmaceuticals S.p.A. (CHF) (2)	193,380	8,994
Nice S.p.A. (1)(2)	700,000	6,010
Piaggio & C S.p.A. (2)	2,483,500	10,796
Total Italy (Cost $57,548)		70,981

JAPAN 16.2%
Common Stocks 16.2%
AOC Holdings	611,400	9,859
Aruze	440,700	14,407
Asahi Intecc	228,200	6,474
Asahi Pretec (1)	348,700	7,569
Asics (1)	802,000	9,249
Atrium (2)	314,500	9,889
Benesse (1)	419,200	16,362
Culture Convenience Club (1)	1,226,800	9,494
Daiseki	332,800	8,144
Fujita Kanko	194,000	1,528
Hamamatsu Photonics (1)	380,700	11,294
Haseko (1)(2)	4,179,000	16,075
INTELLIGENCE (1)	1,797	4,853
Joint Corporation First Section (1)	249,100	9,129
Modec (1)	412,400	10,655
Nakanishi	30,900	3,833
NHK Spring (1)	1,374,000	14,373
Nichias	1,305,000	10,218
Nihon Kohden	366,800	7,829
Nihon Parkerizing	614,000	10,804
Nissha Printing	444,100	14,095
Nitori (1)	270,850	12,552
Okinawa Cellular Telephone	3,832	10,873
OSG (1)	441,600	7,517
Otsuka (1)	147,600	13,778
Pacific Golf Group (1)(2)	8,258	10,121
Press Kogyo	1,238,000	6,002
Rohto Pharmaceutical	1,078,000	10,374
Ryobi (1)	1,694,000	14,396
Sanyo Shokai (1)	1,103,000	8,120
Star Micronics	503,700	10,521
Takata (2)	430,600	16,556
Take And Give Needs (1)	7,071	4,813
Tokyo Star Bank (1)	4,646	13,797
Tokyu Livable	93,600	7,149
Topcon	448,400	8,500
USHIO (1)	544,800	11,256
Wacom (1)	3,221	9,620
Xebio (1)	215,600	6,494
Total Japan (Cost $372,111)		388,572

MALAYSIA 1.2%
Common Stocks 1.2%
Airasia (2)	21,402,900	8,812
Astro All Asia	7,335,800	11,349
Transmile Group	2,422,900	9,619
Total Malaysia (Cost $28,097)		29,780

NETHERLANDS 3.8%
Common Stocks 3.8%
Beter Bed Holding (1)	500,000	15,046
Eriks Group, GDS (1)	51,000	3,755
Eurocastle Investment	325,000	17,319
Grontmij, GDS (1)	100,000	12,960
Koninklijke Ten Cate (1)	400,000	12,382
Prologis European Properties	924,100	18,376
Smit International	200,000	12,043
Total Netherlands (Cost $64,007)		91,881
NEW ZEALAND 0.6%
Common Stocks 0.6%
Fisher & Paykel Healthcare (1)	2,803,020	8,157
Pumpkin Patch	1,570,100	5,233
Total New Zealand (Cost $6,074)		13,390

NORWAY 2.6%
Common Stocks 2.6%
Acta (1)	2,500,000	13,970
Ekornes ASA	250,000	5,970
Norwegian Air Shuttle (1)(2)	884,500	13,386
StepStone (2)	4,664,000	11,047
Storebrand ASA (1)	1,250,000	16,854
Total Norway (Cost $40,246)		61,227

OMAN 0.2%
Common Stocks 0.2%
Bank Muscat SAOG, GDR (Regulation S shares) (USD)	413,800	5,355
Total Oman (Cost $5,026)		5,355

PHILIPPINES 1.6%
Common Stocks 1.6%
Manila Water	41,680,000	7,767
PNOC Energy Development (2)	76,563,000	7,605
SM Investments	1,948,650	14,808
Universal Robina	21,366,100	8,320
Total Philippines (Cost $29,353)		38,500
ROMANIA 0.3%
Common Stocks 0.3%
BRD-Groupe Societe Generale	1,000,000	8,206
Total Romania (Cost $6,451)		8,206

RUSSIA 1.3%
Common Stocks 1.3%
Novatek, GDR (USD) (4)	222,200	12,002
RGI International (USD) (2)	1,084,400	8,946
Urals Energy (GBP) (2)	1,500,000	10,663
Total Russia (Cost $18,896)		31,611

SINGAPORE 1.5%
Common Stocks 1.5%
Banyan Tree Holdings (2)	6,307,000	6,801
Goodpack	4,271,000	4,241
Goodpack, Warrants, 4/13/07 (2)	533,875	139
Olam International	8,926,000	11,523
Raffles Education (2)	4,600,000	5,582
Singapore Post	10,324,000	7,831
Total Singapore (Cost $22,763)		36,117

SOUTH KOREA 2.4%
Common Stocks 2.4%
CDNetworks (2)	207,800	6,689
CJ Home Shopping	137,044	9,452
Daum Communications (1)(2)	136,994	8,000
Handsome (1)(2)	492,800	8,044
KCC	22,810	5,897
LG Household & Health Care (1)	158,560	19,324
Total South Korea (Cost $48,198)		57,406

SPAIN 0.9%
Common Stocks 0.9%
Baron De Ley (2)	100,000	5,980
Grifols (1)(2)	1,000,000	15,274
Total Spain (Cost $9,136)		21,254

SRI LANKA 0.4%
Common Stocks 0.4%
Dialog Telekom	34,873,200	8,752
Total Sri Lanka (Cost $6,949)		8,752

SWEDEN 3.8%
Common Stocks 3.8%
Bergman & Beving, B Shares	658,415	19,231
Concordia Maritime	760,000	5,694
Gant Company (2)	500,000	16,718
Holmen, B Shares	300,000	13,098
Lindab International AB (1)(2)	750,000	15,150
Lindex (1)	700,400	9,641
TradeDoubler AB (1)(2)	250,000	8,209
Unibet Group	142,000	3,826
Total Sweden (Cost $65,277)		91,567

SWITZERLAND 4.0%
Common Stocks 4.0%
Bachem Holding	100,000	7,445
Basilea Pharmaceutica (1)(2)	50,000	10,016
Dufry (2)	131,790	11,151
EFG International (1)(2)	535,000	18,556
Geberit	10,000	16,858
Partners Group (1)(2)	150,000	16,861
Petroplus Holdings (2)	250,000	15,938
Total Switzerland (Cost $65,245)		96,825

TAIWAN 1.8%
Common Stocks 1.8%
104 Corp.	1,053,000	6,561
Formosa International Hotels	1,079,096	11,870
Tainan Spinning (2)	24,998,000	11,574
Yuanta Core Pacific	16,032,000	12,134
Total Taiwan (Cost $39,084)		42,139

THAILAND 0.2%
Common Stocks 0.2%
Major Cineplex Foreign	7,291,300	3,224
Major Cineplex Group, NVDR (1)	5,526,900	2,464
Total Thailand (Cost $4,528)		5,688

UNITED KINGDOM 16.4%
Common Stocks 16.4%
Admiral Group	750,000	15,011
Aero Inventory	1,000,000	7,679
Arena Leisure	4,918,756	5,691
Ashmore Group (2)	2,705,000	13,291
Benfield Group	2,500,000	16,914
Bluebay Asset Management (2)	2,000,000	15,300
Brammer (3)	2,500,000	14,535
Cairn Energy (2)	500,000	16,446
Carter & Carter Group	550,000	11,446
Centaur Holdings	4,000,000	10,962
Ceres Power Holdings (2)	1,600,000	7,531
Charter (2)	1,250,000	20,960
Clipper Windpower (2)	500,000	5,701
Dignity	777,777	9,869
GW Pharmaceuticals (1)(2)	3,200,000	4,878
Halfords Group	1,500,000	10,693
Hikma Pharmaceuticals (2)	1,290,850	9,316
Huntsworth	5,000,000	11,457
I-Mate (2)	2,750,000	4,502
ICAP	1,500,000	14,453
IG Group Holdings	4,100,000	22,180
Intertek Group	1,000,000	16,912
ITE Group	3,000,000	9,162
Jessops	3,000,000	6,515
Mouchel Parkmen	840,000	7,070
NDS Group, ADR (USD) (2)	387,000	18,328
New Star Asset Management	750,000	6,775
Paypoint	1,000,000	12,247
Petrofac	1,400,000	10,599
Pinewood Shepperton	2,000,000	9,401
Serco Group	1,700,000	13,878
Serica Energy (2)	4,800,000	9,979
St. James's Place	1,500,000	12,858
SThree	1,500,000	11,304
Total United Kingdom (Cost $285,006)		393,843

UNITED STATES 0.1%
Common Stocks 0.1%
deCode genetics (1)(2)	914,900	3,358
Total United States (Cost $4,363)		3,358
SHORT-TERM INVESTMENTS 6.4%
Money Market Funds 6.4%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(5)	153,659,078	153,659
Total Short-Term Investments (Cost $153,659)		153,659
SECURITIES LENDING COLLATERAL 13.0%
Money Market Pooled Account 13.0%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.328% (5)	311,978,331	311,978
Total Securities Lending Collateral (Cost $311,978)		311,978
Total Investments in Securities
113.2% of Net Assets (Cost $2,186,264)		$2,714,010

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Affiliated Companies
(4)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$12,002 and represents 0.5% of net assets.
(5)	Seven-day yield
ADR	American Depository Receipts
CHF	Swiss Franc
GBP	British Pound
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
JPY	Japanese Yen
NVDR	Non Voting Depository Receipt
USD	U.S. Dollar

(3) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	1/31/07	10/31/06
Brammer	$-	$-	$-	$14,535	$12,285
Equigold	-	-	-	11,317	11,783
T. Rowe Price Reserve
Investment Fund, 5.36%	¤	¤	1,435	153,659	89,598
Totals			$1,435	$179,511	$113,666

‡	Includes dividend income of $1,435 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Discovery Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Discovery Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of rapidly growing, small- to medium-sized companies outside the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $323,928,000; aggregate collateral consisted of $311,978,000 in the money market pooled account and U.S. government securities valued at $25,582,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $2,186,264,000. Net unrealized gain aggregated $527,771,000 at period-end, of which $587,874,000 related to appreciated investments and $60,103,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE EUROPEAN STOCK FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRIA 2.8%
Common Stocks 2.8%
Erste Bank der Oesterreich Sparkasse	174,850	13,649
Wiener Staedtische Versicherung	207,800	15,172
Total Austria (Cost $21,620)		28,821

BELGIUM 2.9%
Common Stocks 2.9%
InBev	197,310	12,688
KBC	78,320	9,851
UCB	118,561	7,838
Total Belgium (Cost $26,768)		30,377

DENMARK 2.5%
Common Stocks 2.5%
Novo Nordisk, Series B	175,350	15,053
Topdanmark (1)	60,900	10,946
Total Denmark (Cost $15,446)		25,999

FRANCE 17.3%
Common Stocks 17.3%
Accor (2)	193,208	15,973
AXA	498,368	21,097
EDF Energies Nouvelles (1)(2)	215,400	11,066
Etam Development	83,105	6,486
LVMH Moet Hennessy Lou Vuitton (2)	111,876	11,767
Neopost	127,271	16,361
Neuf Cegetel (1)	152,800	5,549
Pernod-Ricard (2)	85,189	17,494
PPR	61,957	9,118
Societe Generale (1)(2)	60,420	10,644
Television Francaise (2)	192,986	6,521
Total (2)	319,754	21,535
Veolia Environnement (2)	161,500	11,337
Zodiac (2)	196,700	13,450
Total France (Cost $121,980)		178,398
GERMANY 5.1%
Common Stocks 4.0%
Deutsche Boerse	54,900	11,508
Hypo Real Estate Holding (2)	127,626	8,420
Praktiker Bau-und Heimwerk (2)	367,000	13,530
Vossloh	103,036	8,022
		41,480
Preferred Stocks 1.1%
Fresenius	52,700	11,061
		11,061
Total Germany (Cost $36,165)		52,541
GREECE 6.2%
Common Stocks 6.2%
Cosmote Mobile Communication	354,533	10,906
Hellenic Technodomiki Tev	937,700	12,971
Hellenic Telecommunications (1)	523,580	15,580
National Bank Of Greece	476,353	24,744
Total Greece (Cost $45,140)		64,201
IRELAND 2.7%
Common Stocks 2.7%
Anglo Irish Bank	689,300	13,964
CRH	348,300	13,761
Total Ireland (Cost $18,796)		27,725
ITALY 13.2%
Common Stocks 13.2%
AEM S.p.A. (2)	4,087,000	13,203
Autogrill (2)	606,800	11,179
Banca CR Firenze (1)(2)	3,263,100	11,796
Banco Papolare de Milano	671,500	11,288
Banco Popolare Di Verona (2)	451,200	14,171
Bulgari (2)	683,100	9,918
Edison (2)	2,797,600	7,865
Eni S.p.A.	575,291	18,512
Intesa Sanpaolo	655,660	4,951
Intesa Sanpaolo - RNC	2,219,300	16,460
Piaggio & C S.p.A. (1)(2)	1,444,100	6,278
Saipem	419,130	10,213
Total Italy (Cost $105,445)		135,834

NETHERLANDS 2.6%
Common Stocks 2.6%
Koninklijke Numico (2)	316,217	16,735
Prologis European Properties	525,900	10,458
Total Netherlands (Cost $19,380)		27,193

NORWAY 1.6%
Common Stocks 1.6%
Telenor ASA	818,700	16,694
Total Norway (Cost $10,464)		16,694

PORTUGAL 1.0%
Common Stocks 1.0%
Sonae	4,697,100	10,380
Total Portugal (Cost $9,694)		10,380

ROMANIA 1.4%
Common Stocks 1.4%
BRD-Groupe Societe Generale	1,734,400	14,233
Total Romania (Cost $11,176)		14,233

SPAIN 7.1%
Common Stocks 7.1%
Acciona (2)	60,923	12,477
ACS Actividades Constuccion y Servicios (2)	205,700	11,158
Banco Espanol de Credito (2)	274,100	6,843
Grifols (1)(2)	1,048,900	16,021
Grupo Ferrovial (2)	108,900	10,907
Telefonica SA (2)	701,297	15,338
Total Spain (Cost $51,802)		72,744

SWEDEN 3.9%
Common Stocks 3.9%
Assa-Abloy, Series B (2)	705,000	15,440
Atlas Copco, A Shares (2)	412,200	14,160
Modern Times Group, B Shares	170,350	10,790
Total Sweden (Cost $34,283)		40,390

SWITZERLAND 12.5%
Common Stocks 12.5%
Credit Suisse Group	183,020	12,949
Dufry (1)	55,100	4,662
Geberit	8,830	14,885
Julius Baer	85,100	10,235
Nobel Biocare (2)	48,843	16,210
Novartis	292,576	16,848
Roche Holding - Genusscheine	39,104	7,352
Schindler Holding (Participating Certificates)	202,000	13,007
Swiss Life Holding	54,200	13,689
UBS	307,702	19,289
Total Switzerland (Cost $85,760)		129,126

UNITED KINGDOM 14.4%
Common Stocks 14.4%
Admiral Group	600,500	12,019
AMVESCAP	825,000	9,888
Aviva	824,300	13,324
Bluebay Asset Management (1)	73,500	562
BP	910,707	9,603
Capita Group	1,688,400	20,991
Friends Provident	2,390,520	10,216
Johnson Matthey	485,100	14,090
Reckitt Benckiser	261,081	12,573
Reuters	1,003,100	8,516
Royal Bank of Scotland	261,959	10,563
Royal Dutch Shell, B Shares	360,829	12,120
Wolseley	563,300	14,561
Total United Kingdom (Cost $112,489)		149,026

SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	17,545,309	17,545
Total Short-Term Investments (Cost $17,545)		17,545
SECURITIES LENDING COLLATERAL 16.6%
Money Market Pooled Account 16.6%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.328% (3)	171,040,790	171,041
Total Securities Lending Collateral (Cost $171,041)		171,041
Total Investments in Securities
115.5% of Net Assets (Cost $914,994)		$1,192,268

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(3)	Seven-day yield
(4)	Affiliated company - see Note 4

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price European Stock Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The European Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of European companies. Current income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $163,835,000; aggregate collateral consisted of $171,041,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $914,994,000. Net unrealized gain aggregated $277,273,000 at period-end, of which $279,217,000 related to appreciated investments and $1,944,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $213,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $17,545,000 and $26,317,000, respectively.

T. ROWE PRICE NEW ASIA FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

CHINA 21.2%
Common Stocks 21.2%
Agile Property (HKD) (1)	15,480,000	12,687
Anhui Conch Cement (HKD) (1)	9,286,000	31,543
Anhui Expressway (HKD)	15,410,000	13,163
Bank of Communications (HKD) (1)	27,880,000	30,061
Beijing Capital International Airport (HKD) (1)	22,080,000	20,416
Beijing Datang Power (HKD) (1)	18,602,000	18,914
China Life (HKD) (1)	13,543,000	40,001
China Merchant Bank, N Shares (HKD) (1)(2)	4,717,000	10,184
China National Building (HKD)	24,518,000	19,329
China Overseas Land & Investment (HKD) (1)	19,434,000	21,637
China Overseas Land & Investment, Warrants, 7/17/07 (HKD) (2)	2,429,249	1,307
China Petroleum & Chemical (HKD)	29,170,000	24,414
China Resources Enterprises (HKD)	3,574,000	11,223
Focus Media Holding, ADR (USD) (2)	193,700	16,011
Guangshen Railway (HKD) (1)	29,952,000	17,949
Huadian Power International (HKD) (1)	56,056,000	20,646
Huaneng Power International (HKD) (1)	17,356,000	15,700
Petrochina (HKD)	45,044,000	55,564
Ping An Insurance (HKD) (1)	10,052,500	48,939
Shimao Property (HKD) (1)(2)	11,357,000	17,452
Sina (USD) (1)(2)	438,400	15,682
Tencent Holdings (HKD)	7,868,000	30,750
Zhejiang Expressway (HKD)	22,088,000	16,972
Total China (Cost $359,991)		510,544

HONG KONG 10.1%
Common Stocks 10.1%
Boc Hong Kong Holdings (1)	11,897,000	31,397
Esprit Holdings	1,760,001	17,995
Foxconn (2)	7,388,000	22,139
Hengan International Group (1)	5,650,000	15,448
Li & Fung (1)	6,210,600	19,577
Nws Holdings (1)	3,911,000	8,463
Prime Success (1)	9,528,000	10,671
Public Financial Holdings (1)	32,030,000	27,278
Shangri-La Asia (1)	8,550,000	23,109
Sun Hung Kai Properties (1)	2,690,000	32,805
Television Broadcasts	2,348,000	16,268
Xinao Gas Holdings (1)	19,944,000	18,654
Total Hong Kong (Cost $195,147)		243,804

INDIA 24.1%
Common Stocks 24.1%
Balaji Telefilms	2,480,923	6,739
Ballarpur Industries	4,582,392	13,054
BF Utilities (2)	287,914	19,348
Bharti Airtel (2)	2,075,000	34,392
CESC (2)	2,583,300	20,781
Container Corporation of India	209,890	9,627
Exide Industries	25,037,080	25,839
Financial Technologies	1,467,893	58,933
Gateway Distriparks	1,385,382	6,109
Glaxosmithkline Consumer	996,008	13,585
Glaxosmithkline Pharmaceuticals	1,087,076	28,834
GMR Infrastructure (2)	1,078,666	9,286
Himatsingka Seide	3,525,370	10,481
Housing Development Finance	674,500	25,678
ICICI Bank	1,039,940	22,446
Igarashi Motors India (Lock-up shares six months) (4)	1,025,000	3,018
Ishaan Real Estate (GBP) (2)	5,691,400	11,204
Marico Limited	1,979,250	25,680
McDowell Holdings (2)	269,300	1,344
Mid-Day Multimedia (2)	1,460,000	1,646
Moser Baer India	2,137,119	16,831
Network 18 (2)(4)	1,513,790	2,485
Petronet LNG (2)	9,004,800	10,688
Power Trading Corp of India (4)	11,706,770	17,021
PVR (4)	340,211	1,815
PVR (Lock-up shares) (2)(4)	1,000,000	5,286
Reliance Industries	544,110	16,812
Saregama India (2)(4)	1,057,570	5,658
Srei Infrastructure Finance	2,652,214	3,143
Sun TV	842,714	32,349
Suzlon Energy	1,020,800	26,585
Television Eighteen India (4)	1,766,088	25,655
United Spirits Limited (2)	1,346,500	27,725
Videocon Industries	2,194,000	21,898
Zee Entertainment Enterprises	2,875,000	20,450
Total India (Cost $379,579)		582,425

MALAYSIA 5.5%
Common Stocks 5.5%
Airasia (2)	26,563,900	10,937
Astro All Asia	7,074,500	10,944
Bumiputra Commerce	8,994,535	23,721
Bursa Malaysia	8,699,700	27,469
IJM	14,823,500	34,602
IJM, Warrants, 7/10/10 (2)	1,400,760	1,385
Transmile Group	5,807,100	23,055
Total Malaysia (Cost $77,057)		132,113

PHILIPPINES 2.3%
Common Stocks 2.3%
Intl Container Term Svcs	27,570,000	13,606
SM Investments	3,715,660	28,236
Universal Robina	32,922,100	12,820
Total Philippines (Cost $35,288)		54,662
SINGAPORE 8.8%
Common Stocks 8.8%
Ascott Group	13,308,000	14,224
Capitamall Trust, REIT	12,187,150	25,693
City Developments	1,328,000	12,238
Golden Agri-Resources	20,767,000	20,586
Goodpack	9,718,000	9,649
Goodpack, Warrants, 4/13/07 (2)	849,000	221
Olam International	19,840,000	25,613
Singapore Airlines	1,161,000	13,296
Singapore Exchange	5,243,000	23,334
Singapore Telecommunications	11,145,400	25,565
StarHub	11,688,000	20,748
Wilmar International (2)	13,479,000	20,782
Total Singapore (Cost $128,955)		211,949

SOUTH KOREA 8.6%
Common Stocks 8.6%
Amorepacific (1)	26,715	15,951
CDNetworks (1)(2)	270,450	8,705
CJ CGV	344,240	7,248
Hana Tour Service (1)(2)	156,487	11,546
Kangwon Land (1)(2)	481,320	10,254
KCC	76,640	19,815
Kt&g (1)	307,954	18,714
LG Household & Health Care (1)	154,562	18,836
Lotte Shopping	63,155	24,582
LS Industrial Systems (1)	631,080	20,486
Orion (1)(2)	75,832	19,907
Samsung Fine Chemicals	438,300	11,782
Shinsegae	34,730	20,150
Total South Korea (Cost $159,179)		207,976
SRI LANKA 0.7%
Common Stocks 0.7%
Dialog Telekom	71,680,900	17,990
Total Sri Lanka (Cost $13,944)		17,990

TAIWAN 12.5%
Common Stocks 12.5%
Cathay Financial	22,812,890	50,770
Cathay Real Estate Development (2)	37,222,000	22,203
Chinatrust Financial Holding	18,701,000	15,749
Chunghwa Telecom	9,761,000	18,748
Far Eastern Textile	18,789,392	15,897
Formosa Plastics	21,210,000	35,713
Polaris Securities	31,583,886	14,917
President Chain Store	3,946,000	9,144
Shin Kong Financial Holding	34,548,884	34,676
Tainan Spinning (2)	31,387,000	14,532
Taiwan Cement	22,684,923	19,446
Taiwan Glass Industrial	13,290,000	10,903
Teco Electric & Machinery	23,491,000	11,504
Test-Rite International	10,508,164	6,137
Uni-President Enterprises	23,710,000	21,622
Total Taiwan (Cost $286,512)		301,961

THAILAND 1.7%
Common Stocks 1.7%
Airports of Thailand (1)	1,042,100	1,511
CP Seven Eleven	45,577,200	7,525
Major Cineplex Foreign	18,720,500	8,279
Major Cineplex Group, NVDR	9,473,100	4,223
Minor International	60,077,443	18,631
True Corp., Rights, 3/31/08 (2)	1,597,894	0
Total Thailand (Cost $26,685)		40,169
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	90,000,000	90,000
Total Short-Term Investments (Cost $90,000)		90,000
SECURITIES LENDING COLLATERAL 8.1%
Money Market Pooled Account 8.1%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.328% (3)	194,754,171	194,754
Total Securities Lending Collateral (Cost $194,754)		194,754
Total Investments in Securities
107.3% of Net Assets (Cost $1,947,091)		$2,588,347

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated companies
ADR	American Depository Receipts
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non Voting Depository Receipt
REIT	Real Estate Investment Trust
USD	U.S. Dollar

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales		Investment	Value
Affiliate	Cost	Cost		Income	1/31/07	10/31/06

Igarash Motors (Lock-
up shares six
months) $	- $	-	$	- $	3,018	$1,923
Igarashi Motors (Lock-
up shares 1 year)	-	-		-	-	1,226
Power Trading Corp of
India	-	-		-	17,021	13,852
PVR	-	-		-	1,815	1,810
PVR (Lock-up shares)	-	-		-	5,286	4,788
Redtone International					-	175
Saregama India	4,294	-		-	5,658	-
Television Eighteen
India	-	-		3,604	25,655	20,961
Network 18	3,604	-		-	2,485	-
T. Rowe Price Reserve
Investment Fund,
5.36%	¤	¤		997	90,000	60,217
Totals				$4,601 $	150,938	$104,952

‡	Includes dividend income of $4,601 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Asia Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The New Asia Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in companies located (or with primary operations) in Asia (excluding Japan).

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $209,267,000; aggregate collateral consisted of $194,754,000 in the money market pooled account and U.S. government securities valued at $31,763,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $1,947,091,000. Net unrealized gain aggregated $640,996,000 at period-end, of which $669,476,000 related to appreciated investments and $28,480,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE JAPAN FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

JAPAN 96.3%
COMMON STOCKS 96.3%

Consumer Discretionary 22.8%
Aruze	169,000	5,525
Asics (1)	291,000	3,356
Benesse	169,500	6,616
Culture Convenience Club (1)	445,500	3,448
Fujita Kanko	77,000	606
Haseko (1)(2)	1,595,500	6,137
Honda	312,800	12,272
Jupiter Telecom (2)	8,952	7,366
Modec (1)	142,900	3,692
NHK Spring (1)	573,000	5,994
Nissan	695,100	8,663
Nitori (1)	100,750	4,669
Pacific Golf Group (1)(2)	3,414	4,184
Press Kogyo	520,000	2,521
Sanyo Shokai (1)	439,000	3,232
Takata (2)	157,400	6,052
Take And Give Needs (1)	2,895	1,970
Toyota Motor	455,600	29,936
Xebio (1)	89,200	2,687
Total Consumer Discretionary		118,926
Consumer Staples 2.8%
Japan Tobacco	2,263	10,902
JUSCO	164,600	3,577
Total Consumer Staples		14,479
Energy 0.8%
Aoc Holdings	251,000	4,047
Total Energy		4,047
Financials 21.5%
Atrium (2)	131,700	4,141
Chiba Bank (1)	627,000	5,641
Daiwa Securities Group	355,000	4,368
Joint Corporation First Section	93,300	3,419
Mitsubishi UFJ Financial	1,321	15,995
Mizuho Financial Group	2,191	15,781
ORIX	26,910	7,719
Resona Holdings (1)	2,157	5,984
SBI Holdings (1)	17,665	6,840
Sumitomo Mitsui Financial	1,559	15,946
Sumitomo Realty & Development	165,000	5,726
Sumitomo Trust and Banking Company	719,000	7,686
T&D Holdings	58,550	3,941
Tokyo Star Bank	1,923	5,711
Tokyu Livable	37,000	2,826
Total Financials		111,724
Health Care 7.4%
Asahi Intecc	94,600	2,684
Chugai Pharmaceutical (1)	385,600	8,677
Nakanishi	12,000	1,489
Nihon Kohden (1)	137,000	2,924
Olympus Optical	121,000	3,867
Rohto Pharmaceutical	447,000	4,301
Takeda Chemical Industries	81,600	5,312
Terumo	146,200	5,867
Topcon	176,800	3,351
Total Health Care		38,472
Industrials & Business Services 17.0%
Asahi Pretec (1)	137,500	2,985
Chiyoda (1)	321,000	6,736
Daiseki	128,700	3,149
Hitachi Construction Machine (1)	250,100	7,022
Intelligence (1)	700	1,891
ITOCHU	981,000	8,564
Jtekt	239,900	4,883
Mitsubishi Electric	913,000	8,257
Mitsui	574,000	9,166
Nichias	544,000	4,259
Nissha Printing (1)	166,300	5,278
OSG (1)	179,000	3,047
Ryobi	627,000	5,329
SMC	43,700	6,286
Toyota Tsusho (1)	269,600	7,070
USHIO (1)	222,900	4,605
Total Industrials & Business Services		88,527
Information Technology 15.1%
Canon	181,400	9,540
Hamamatsu Photonics (1)	157,900	4,684
HOYA	217,100	7,867
Ibiden	141,800	7,035
Keyence	26,100	5,873
Konica (1)(2)	294,500	4,007
Nidec (1)	101,500	7,169
Nippon Electric Glass	238,000	5,674
Otsuka (1)	61,200	5,713
Star Micronics (1)	192,800	4,027
Wacom (1)	1,248	3,728
Yahoo Japan (1)	18,209	6,817
Yokogawa Electric (1)	393,400	6,403
Total Information Technology		78,537
Materials 6.3%
Hitachi Chemical	155,400	3,621
Mitsubishi Gas Chemical	612,000	6,514
Mitsubishi Rayon	811,000	5,552
Nihon Parkerizing	257,000	4,522
Shin-Etsu Chemical	107,800	7,027
Sumitomo Metal Industries	1,359,000	5,759
Total Materials		32,995
Telecommunication Services 2.6%
KDDI	1,326	9,363
Okinawa Cellular Telephone	1,525	4,327
Total Telecommunication Services		13,690
Total Japan (Cost $443,269)		501,397
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	21,076,265	21,076
Total Short-Term Investments (Cost $21,076)		21,076
SECURITIES LENDING COLLATERAL 16.4%
Money Market Pooled Account 16.4%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.328% (3)	85,208,992	85,209
Total Securities Lending Collateral (Cost $85,209)		85,209
Total Investments in Securities
116.7% of Net Assets (Cost $549,554)		$607,682

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Seven-day yield
(4)	Affiliated company - see Note 4

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Japan Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Japan Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in common stocks of companies located (or with primary operations) in Japan.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that both the NYSE and the Tokyo Stock Exchange are open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in money market pooled accounts managed by the fund's lending agents in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $81,534,000; aggregate collateral consisted of $85,209,000 in money market pooled accounts.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $549,554,000. Net unrealized gain aggregated $58,121,000 at period-end, of which $70,706,000 related to appreciated investments and $12,585,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $195,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006 was $21,076,000 and $20,868,000, respectively.

T. ROWE PRICE INTERNATIONAL GROWTH AND INCOME FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 7.0%
Common Stocks 7.0%
Alinta (1)	1,094,349	11,879
Australia & New Zealand Banking (1)	1,089,969	24,671
Babcock & Brown (1)	544,175	11,004
BlueScope Steel (1)	1,109,798	7,453
Galileo Shopping America Trust, REIT (1)	8,485,939	8,482
Goodman Fielder (1)	1,589,586	2,939
Insurance Australia (1)	3,205,043	16,078
Macquarie Bank (1)	178,067	11,188
Macquarie Infrastructure, Equity Units (1)	2,698,463	7,671
Macquarie Office Trust, Equity Units (1)	4,839,037	6,153
Mirvac Group (1)	1,510,751	6,604
Nufarm (1)	700,287	5,977
Oil Search	1,770,062	4,831
Pacific Brands (1)	2,327,297	5,009
QBE Insurance (1)	693,394	16,604
Rio Tinto (1)	280,511	16,754
Telstra	3,588,294	11,789
Total Australia (Cost $132,928)		175,086

BELGIUM 1.3%
Common Stocks 1.3%
Fortis	297,850	12,549
KBC	103,738	13,048
Union Miniere	46,575	8,191
Total Belgium (Cost $22,713)		33,788

BRAZIL 0.6%
Common Stocks 0.6%
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD)	101,200	8,977
Votorantim Celulose, ADR (USD)	275,800	4,978
Total Brazil (Cost $7,924)		13,955
CHILE 0.1%
Common Stocks 0.1%
Cia de Cervecerias Unidas, ADR (USD)	110,300	3,300
Total Chile (Cost $2,804)		3,300

CHINA 1.5%
Common Stocks 1.5%
China Overseas Land & Investment (HKD) (1)	10,842,000	12,071
China Petroleum & Chemical (HKD)	21,988,000	18,403
China Power International (HKD) (1)	15,185,000	8,272
Total China (Cost $19,213)		38,746

FINLAND 3.3%
Common Stocks 3.3%
Cargotec (1)	296,619	17,624
Kesko (1)	473,763	25,190
Nokia	1,052,113	23,094
Nokia, ADR (USD)	29,000	641
Sanomawsoy Oyj (1)	531,745	15,388
Total Finland (Cost $57,852)		81,937

FRANCE 10.3%
Common Stocks 10.3%
Accor	133,672	11,051
AXA (1)	794,842	33,648
BNP Paribas	279,949	31,368
Bouygues (1)	238,441	16,073
Compagnie de Saint-Gobain	68,463	6,475
Pernod-Ricard (1)	53,810	11,050
PPR	42,543	6,261
Publicis (1)	302,159	12,976
Sanofi-Aventis (1)	354,453	31,225
Societe Generale (1)(2)	165,400	29,137
Technip (1)	192,317	12,349
Total (1)	469,794	31,640
Vivendi (1)	586,873	24,181
Total France (Cost $201,193)		257,434
GERMANY 6.7%
Common Stocks 5.9%
BASF (1)	173,264	16,705
Bayerische Motoren Werke (1)	424,934	25,977
Celesio	100,804	5,760
Deutsche Euroshop	125,513	9,353
E.ON AG (1)	251,072	34,070
Hypo Real Estate Holding (1)	116,357	7,676
Munich Re (1)	125,602	19,806
ThyssenKrupp (1)	438,128	20,708
Wacker Chemie (1)	45,175	7,283
		147,338
Preferred Stocks 0.8%
Fresenius	49,946	10,483
Hugo Boss (1)	186,843	9,937
		20,420
Total Germany (Cost $118,368)		167,758
HONG KONG 0.7%
Common Stocks 0.7%
Esprit Holdings	372,000	3,803
Public Financial Holdings	7,156,000	6,094
Texwinca Holdings	7,766,000	6,002
Wheelock	1,333,000	2,878
Total Hong Kong (Cost $15,312)		18,777

IRELAND 1.9%
Common Stocks 1.9%
Allied Irish Banks	540,003	15,561
Bank of Ireland	845,376	18,845
DCC	439,320	13,850
Total Ireland (Cost $34,994)		48,256

ITALY 5.2%
Common Stocks 5.2%
AEM S.p.A. (1)	2,423,811	7,830
Banco Popolare di Verona (1)	443,413	13,927
Eni S.p.A.	737,784	23,741
Finmeccanica S.p.A. (1)	356,258	10,070
Intesa Sanpaolo	1,610,420	12,159
Milano Assicurazioni (1)	1,501,881	11,971
Piaggio & C S.p.A. (2)	1,322,382	5,749
Saipem (1)	514,007	12,525
UniCredito Italiano S.p.A.	3,441,246	31,891
Total Italy (Cost $98,979)		129,863

JAPAN 19.4%
Common Stocks 19.4%
Ajinomoto	526,000	6,617
All Nippon Airways (1)	1,566,000	5,762
Alpine Electronics	451,800	6,843
Aoyama Trading	179,900	5,488
Asahi Kasei (1)	919,000	6,099
Astellas Pharma	205,200	8,717
Canon	442,400	23,267
Daiichi Sankyo	261,700	7,287
Glory Limited (1)	244,200	4,431
Goldcrest Company (1)	138,940	7,625
Hamamatsu Photonics (1)	233,600	6,930
Haseko (1)(2)	1,658,500	6,380
Hino Motors (1)	1,025,000	5,334
Hitachi Maxell (1)	316,100	4,920
Honda	877,000	34,406
JS Group	324,700	7,402
KDDI	1,700	12,004
Kobayashi Pharmaceutical	81,400	3,114
Koito Manufacturing (1)	592,000	8,381
Marui	490,200	6,035
Mitsubishi Electric	1,789,000	16,180
Mitsubishi UFJ Financial	900	10,897
Mitsui	949,000	15,155
Nichias	857,000	6,710
Nippon Mining	1,800,500	12,956
Nippon Oil	751,000	5,036
Nippon Yusen (1)	2,037,000	15,555
Resona Holdings (1)	2,204	6,114
Ricoh Leasing (1)	240,400	6,356
Seven & I (1)	140,387	4,218
Sony (1)	359,400	16,576
Sony, ADR (USD)	1,500	69
Sumitomo	1,338,400	20,861
Sumitomo Trust & Banking Company	2,168,000	23,175
Takeda Chemical Industries	384,500	25,030
TEPCO	642,800	21,863
Terumo (1)	172,700	6,930
The Bank of Yokohama	1,120,000	9,087
Tokyo Electron	156,500	11,158
Tosoh (1)	1,577,000	7,448
Toyoda Gosei (1)	465,200	11,044
Toyota Motor	795,900	52,296
Transcosmos (1)	196,700	4,340
Total Japan (Cost $401,725)		486,096

MEXICO 0.9%
Common Stocks 0.9%
America Movil, ADR, Series L (USD)	264,400	11,729
CEMEX, Equity Units	1,367,900	4,838
Grupo Financiero Banorte SAB de CV	1,611,344	6,390
Total Mexico (Cost $10,233)		22,957

NETHERLANDS 2.4%
Common Stocks 2.4%
Aegon	1,283,894	25,286
ING Groep, GDS	477,943	20,853
Koninklijke DSM NV	287,930	14,266
Total Netherlands (Cost $45,324)		60,405

NORWAY 1.5%
Common Stocks 1.5%
Statoil ASA (1)	611,243	16,355
Telenor ASA	1,032,200	21,047
Total Norway (Cost $24,906)		37,402

SINGAPORE 2.4%
Common Stocks 2.4%
Sembcorp	5,408,360	15,061
Singapore Telecommunications	4,241,950	9,730
Starhub	5,045,142	8,956
United Overseas Bank	1,456,336	18,042
Venture	839,000	7,730
Total Singapore (Cost $40,793)		59,519

SOUTH KOREA 0.2%
Common Stocks 0.2%
Lotte Shopping, GDR (USD) (2)(3)	238,320	4,611
Total South Korea (Cost $4,900)		4,611

SPAIN 4.3%
Common Stocks 4.3%
Acciona (1)	128,647	26,347
Banco Santander Central Hispano (1)	2,472,636	46,898
Telefonica SA (1)	1,634,958	35,759
Total Spain (Cost $71,568)		109,004

SWEDEN 5.3%
Common Stocks 5.3%
Autoliv, GDR (1)	171,050	10,336
NORDEA	1,880,076	29,406
Peab	532,997	11,699
SKF, B Shares (1)	488,460	9,677
SSAB Svenskt Stal, Series A	906,478	22,094
Svenska Handelsbanken, Class A (1)	412,134	12,643
Swedbank (1)	227,900	8,624
TeliaSonera	2,206,000	17,663
Volvo, Series B (1)	157,700	11,596
Total Sweden (Cost $81,927)		133,738
SWITZERLAND 6.0%
Common Stocks 6.0%
Credit Suisse Group	273,882	19,378
Holcim	103,041	10,234
Nestle	84,438	30,897
Novartis	552,182	31,798
Swiss Life Holding	74,097	18,714
UBS	620,046	38,869
Total Switzerland (Cost $117,642)		149,890

UNITED KINGDOM 18.1%
Common Stocks 18.1%
Aegis Group	2,555,946	7,134
Alliance & Leicester	406,115	8,594
Alliance Boots	676,504	10,706
Associated British Foods	558,548	8,826
Aviva	1,484,341	23,992
Barclays	2,599,975	37,944
Barclays, ADR (USD)	259,200	15,290
BP, ADR (USD)	490,600	31,158
Bradford Bingley	1,122,656	10,121
Close Brothers Group	418,230	8,376
Corus Group	1,323,394	15,587
DSG International	2,335,581	7,729
GKN	1,338,261	8,455
GlaxoSmithKline, ADR (USD)	619,300	33,523
HBOS	1,246,622	27,283
Informa	646,433	7,103
Mitchells & Butlers	735,745	10,100
Persimmon	187,438	5,107
QinetiQ	996,458	4,070
Rolls-Royce (2)	827,849	7,598
Royal Bank of Scotland	1,645,289	66,342
Royal Dutch Shell, Class B, ADR (USD)	616,229	41,725
Tesco	1,785,627	14,671
Tomkins	690,557	3,708
United Utilities	908,565	13,617
Vodafone, ADR (USD)	843,587	24,793
Total United Kingdom (Cost $361,971)		453,552
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Reserve Investment Fund, 5.36% (4)(5)	21,274,328	21,274
Total Short-Term Investments (Cost $21,274)		21,274
SECURITIES LENDING COLLATERAL 19.3%
Money Market Pooled Account 19.3%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.328% (4)	482,835,116	482,835
Total Securities Lending Collateral (Cost $482,835)		482,835
Total Investments in Securities
119.2% of Net Assets (Cost $2,377,378)		$2,990,183

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$4,611 and represents 0.2% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
GDS	Global Depository Shares
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price International Growth & Income Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The International Growth & Income Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital and reasonable income through investments primarily in the common stocks of well-established, dividend-paying non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $460,179,000; aggregate collateral consisted of $482,835,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $2,377,378,000. Net unrealized gain aggregated $612,792,000 at period-end, of which $620,809,000 related to appreciated investments and $8,017,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $359,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $21,274,000 and $54,595,000, respectively.

T. ROWE PRICE LATIN AMERICA FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 3.0%
Common Stocks 3.0%
Tenaris, ADR (USD)	1,470,000	69,781
Total Argentina (Cost $23,032)		69,781

BELGIUM 0.7%
Common Stocks 0.7%
InBev	253,470	16,299
Total Belgium (Cost $14,128)		16,299

BRAZIL 57.3%
Common Stocks 42.2%
Arcelor Brasil	436,384	8,813
Banco do Brasil	428,400	14,016
Brascan Residential Properties (1)	125,100	972
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 common share) (USD)	4,255,500	144,389
Companhia Vale do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD) (2)	3,756,500	107,924
CPFL Energia	1,410,000	18,585
Dufry South America (1)	1,668,000	26,619
Energias do Brasil	3,482,000	51,798
Eqatorial Energia, Equity Units (1)	1,107,000	9,484
Gol Linhas Aereas Intel, ADR (USD) (2)	938,500	28,258
Lojas Renner	4,050,500	56,727
Lopes Consultoria (1)	600,000	6,708
Medial Saude (1)	1,093,500	12,354
Natura Cosmeticos	2,524,700	34,110
Obrascon Huarte Lain Brasil (1)	739,000	11,185
OdontoPrev (1)	456,700	8,428
PDG Realty (1)	1,280,900	8,442
Perdiago	2,293,132	29,147
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD) (2)	1,783,800	175,312
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD) (2)	1,782,400	158,099
Positivo Informatica (1)	763,500	10,208
Profarma Distribuidora (1)	1,437,600	25,040
Rodobens Negocios Imobiliares (1)	1,000,000	10,710
Submarino	540,400	16,408
Totvs (1)	793,700	18,271
		992,007
Preferred Stocks 15.1%
B2W (1)	540,400	2,118
Banco Bradesco	2,529,980	102,771
Banco Itau Holdings Financiera	3,409,000	125,977
MarcoPolo	3,018,400	8,881
Suzano Papel e Celulose	1,910,900	20,960
Tam	1,619,600	52,379
Usinas Siderurgicas de Minas Gerais	252,800	9,544
Weg	4,281,200	30,836
		353,466

Total Brazil (Cost $787,865)		1,345,473

CHILE 3.0%
Common Stocks 3.0%
Banco Santander Chile, ADR (USD)	770,100	38,089
La Polar	5,902,600	33,800
Total Chile (Cost $55,802)		71,889

COLOMBIA 1.2%
Common Stocks 1.2%
Bancolombia, ADR (USD)	945,500	28,129
Total Colombia (Cost $26,135)		28,129
MEXICO 32.1%
Common Stocks 32.1%
America Movil, ADR, Series L (USD)	5,360,600	237,796
Cemex, ADR (USD)	2,029,432	71,801
Controladora Comercial Mexicana, Equity Units (2)	9,571,600	26,009
Corporacion Geo SAB de CV, Series B (1)	2,136,900	11,304
Grupo Aeroportuario, ADR (USD) (2)	423,300	18,405
Grupo Aeroportuario Del Pacifico, ADR (USD) (2)	1,090,000	44,102
Grupo Financiero Banorte	18,183,700	72,107
Grupo Televisa, ADR (USD) (2)	2,582,900	76,092
Organizacion Soriana, Series B	2,789,100	23,052
Urbi Desarrollos Urbanos (1)	18,629,200	66,483
Wal-Mart de Mexico, Series V	24,245,600	106,972
Total Mexico (Cost $412,096)		754,123

PERU 0.7%
Common Stocks 0.7%
Southern Copper (USD) (2)	277,500	17,344
Total Peru (Cost $16,540)		17,344

SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	38,945,765	38,946
Total Short-Term Investments (Cost $38,946)		38,946

SECURITIES LENDING COLLATERAL 5.6%
Money Market Pooled Account 5.6%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.328% (3)	131,244,932	131,245
Total Securities Lending Collateral (Cost $131,245)		131,245
Total Investments in Securities
105.3% of Net Assets (Cost $1,505,789)		$2,473,229

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Latin America Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Latin America Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Latin America.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $131,899,000; aggregate collateral consisted of $131,245,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $1,505,789,000. Net unrealized gain aggregated $967,414,000 at period-end, of which $967,440,000 related to appreciated investments and $26,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $648,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $38,946,000 and $45,708,000, respectively.

T. ROWE PRICE EMERGING MARKETS STOCK FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

ARGENTINA 1.0%
Common Stocks 1.0%
Tenaris, ADR (USD)	544,200	25,833
Total Argentina (Cost $5,124)		25,833

AUSTRIA 0.6%
Common Stocks 0.6%
Raiffeisen International (1)	102,100	15,599
Total Austria (Cost $9,087)		15,599

BRAZIL 13.2%
Common Stocks 8.9%
Banco do Brasil	351,000	11,484
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 preference 'A' share) (USD)	1,019,800	29,299
Companhia Vale Do Rio Doce, ADR
(1 ADR represents 1 common share) (USD) (1)	1,229,600	41,720
Energias Do Brasil	1,030,700	15,333
Gol Linhas Aereas Inteligentes, ADR (USD) (1)	492,900	14,841
Natura Cosmeticos	895,500	12,099
Perdiago	981,364	12,474
Petroleo Brasileiro, ADR
(1 ADR represents 1 preference share) (USD) (1)	742,700	65,877
Petroleo Brasileiro, ADR
(1 ADR represents 1 common share) (USD)	388,200	38,152
		241,279
Preferred Stocks 4.3%
Banco Bradesco	779,939	31,682
Banco Itau Holdings Financiera	1,365,790	50,472
Companhia Vale Do Rio Doce	141,798	4,005
Tam	614,500	19,874
Weg	1,676,400	12,074
		118,107

Total Brazil (Cost $191,951)		359,386

CHILE 0.5%
Common Stocks 0.5%
Banco Santander Chile, ADR (USD)	245,800	12,157
Total Chile (Cost $11,324)		12,157

CHINA 10.9%
Common Stocks 10.9%
Agile Property (HKD) (1)	17,770,000	14,564
Anhui Conch Cement (HKD) (1)	7,822,000	26,570
Beijing Enterprises (HKD) (1)	9,387,000	20,565
China Insurance International (HKD) (2)	16,004,000	18,774
China Merchant Bank (HKD) (1)(2)	6,946,000	14,997
China Petroleum & Chemical (HKD)	26,324,000	22,032
Focus Media Holding, ADR (USD) (2)	198,800	16,433
Guangzhou R&F Properties, Series H (HKD) (1)	6,527,200	12,538
Huaneng Power International (HKD) (1)	13,546,000	12,254
Industrial and Commercial Bank of China (HKD) (1)(2)	47,509,000	27,849
Luen Thai Holdings (HKD)	17,101,000	2,781
Melco International Development (HKD)	2,947,000	6,263
Petrochina (HKD)	14,330,000	17,677
Ping An Insurance (HKD) (1)	5,834,000	28,402
Shanghai Forte Land (HKD) (1)	19,536,000	7,255
Sina (USD) (1)(2)	335,600	12,004
Sinofert Holdings (HKD) (1)(2)	36,568,000	17,090
Tencent Holdings (HKD) (1)	2,480,000	9,692
ZTE (HKD) (1)	1,797,800	8,092
Total China (Cost $224,681)		295,832
COLOMBIA 0.3%
Common Stocks 0.3%
Bancolombia S.A., ADR (USD)	302,500	8,999
Total Colombia (Cost $8,388)		8,999
EGYPT 3.5%
Common Stocks 3.5%
Commercial International Bank	939,670	8,742
MobiNil-Egyptian	674,390	20,693
Orascom Construction	571,955	26,086
Orascom Telecom (1)	506,154	34,774
Orascom Telecom Holding, GDR (USD)	79,100	5,457
Total Egypt (Cost $54,836)		95,752
EUROPE/FAR EAST 1.9%
Common Stocks 1.9%
iShares MSCI Emerging Markets (USD) (1)	458,700	52,429
Total Europe/Far East (Cost $50,250)		52,429
HONG KONG 2.3%
Common Stocks 2.3%
Foxconn (1)(2)	3,997,000	11,978
Hutchison Telecommunications (2)	7,077,000	17,164
Kingboard Chemical Holdings	4,390,300	18,274
Shangri-La Asia (1)	5,400,000	14,595
Total Hong Kong (Cost $49,975)		62,011
INDIA 9.0%
Common Stocks 9.0%
BF Utilities (2)	172,303	11,579
Bharti Airtel (2)	2,465,346	40,862
Container Corporation of India	246,455	11,304
Financial Technologies	348,024	13,973
Gateway Distriparks	1,525,433	6,726
Housing Development Finance	800,700	30,483
ICICI Bank	853,010	18,411
Petronet LNG (2)	7,994,000	9,488
Reliance Industries	497,482	15,371
Sun TV	605,722	23,252
Suzlon Energy	736,600	19,184
Suzlon Energy Limited	485,397	12,640
Videocon Industries	1,354,400	13,518
Zee Entertainment Enterprises	2,708,500	19,266
Total India (Cost $183,020)		246,057

KAZAKHSTAN 1.9%
Common Stocks 1.9%
Halyk Savings Bank, GDR (USD) (2)	1,224,000	28,886
Kazakhmys (GBP)	568,900	11,682
Kazkommertsbank, GDR (USD) (1)(2)	552,400	12,255
Total Kazakhstan (Cost $49,344)		52,823

LEBANON 0.0%
Common Stocks 0.0%
Solidere, GDR (USD)	68,200	1,143
Total Lebanon (Cost $1,435)		1,143
MALAYSIA 1.4%
Common Stocks 1.4%
Airasia (2)	21,072,100	8,676
Astro All Asia	6,503,300	10,061
Bumiputra Commerce	7,371,533	19,441
Total Malaysia (Cost $29,379)		38,178

MEXICO 8.7%
Common Stocks 8.7%
America Movil, ADR, Series L (USD)	1,897,920	84,192
Grupo Aeroportuario, ADR (USD)	219,200	9,531
Grupo Aeroportuario Del Pacifico, ADR (USD)	283,900	11,486
Grupo Financiero Banorte	9,029,400	35,806
Grupo Televisa, ADR (USD)	837,976	24,687
Organizacion Soriana, Series B	1,538,400	12,715
Urbi Desarrollos Urbanos (2)	6,408,900	22,872
Wal-Mart de Mexico, Series V	7,757,100	34,224
Total Mexico (Cost $102,889)		235,513

OMAN 0.8%
Common Stocks 0.8%
Bank Muscat SAOG, GDR (Regulation S shares) (USD)	1,777,099	22,997
Total Oman (Cost $19,641)		22,997

PERU 0.4%
Common Stocks 0.4%
Southern Copper (USD) (1)	163,500	10,219
Total Peru (Cost $9,745)		10,219
RUSSIA 9.2%
Common Stocks 9.2%
CTC Media (USD) (2)	551,900	11,871
Gazprom, ADR (Regulation S shares) (USD)	882,900	37,931
Lukoil (USD)	157,220	12,602
Lukoil, ADR (USD)	462,240	37,441
Novatek, GDR (USD) (3)	229,400	12,391
Novatek OAO (USD)	2,294,826	13,310
RBC Information Systems (USD) (2)	1,330,154	15,297
Sberbank (USD)	15,180	50,132
Seventh Continent (USD)	754,600	19,620
TMK OAO (USD) (2)	1,092,600	9,506
X5 Retail Group , GDR (USD) (1)(2)	1,109,527	30,241
Total Russia (Cost $161,949)		250,342

SOUTH AFRICA 6.8%
Common Stocks 6.8%
Absa Group	592,092	10,894
Aquarius Platinum (GBP)	216,134	5,633
Aspen Pharmacare Holdings	1,650,800	7,866
Aveng (1)	3,575,100	19,096
Edgars Consolidated Stores	1,885,866	10,536
Firstrand	2,813,369	8,926
Impala Platinum	764,000	21,912
Investec	1,146,500	13,719
Massmart Holdings	943,500	9,943
Naspers, N Shares	1,394,465	35,032
Sasol	649,151	22,019
Truworths International	3,836,403	18,275
Total South Africa (Cost $127,178)		183,851
SOUTH KOREA 9.9%
Common Stocks 9.7%
Amorepacific (1)	37,287	22,263
CJ Home Shopping	153,475	10,585
Daum Communications (1)(2)	137,962	8,057
Hyundai Development (1)(2)	412,005	21,784
KCC	78,273	20,237
Kookmin Bank, ADR (USD) (2)	27,400	2,179
Kookmin Bank	591,083	47,077
LG Household & Health Care (1)	212,868	25,942
Lotte Shopping (1)	47,695	18,564
Orion (1)(2)	41,702	10,948
Samsung Electronics	46,101	28,545
Shinsegae	45,370	26,324
Woori Finance Holdings (1)	926,450	21,701
		264,206
Preferred Stocks 0.2%
Samsung Electronics	12,700	5,974
		5,974

Total South Korea (Cost $178,742)		270,180

TAIWAN 11.0%
Common Stocks 11.0%
Advantech	4,399,996	13,904
Cathay Financial	9,452,436	21,036
Chunghwa Telecom	3,867,000	7,428
Delta Electronics	3,886,550	12,710
Far Eastern Textile	13,348,938	11,294
Formosa Plastics	12,187,000	20,520
FoxConn Technology	2,211,500	26,463
Hon Hai Precision	7,224,524	49,448
Mediatek	2,891,200	31,604
Powertech Technology	4,143,000	17,376
Taiwan Semiconductor	14,093,870	29,131
Taiwan Semiconductor, ADR (USD)	706,985	7,713
Tripod Technology	1,961,000	7,781
Uni-President Enterprises	26,742,000	24,387
Yuanta Core Pacific	22,806,000	17,261
Total Taiwan (Cost $237,150)		298,056

THAILAND 0.3%
Common Stocks 0.3%
Airports of Thailand (1)	678,500	984
CP Seven Eleven	49,396,100	8,156
True Corp., Rights (2)	187,357	-
Total Thailand (Cost $8,542)		9,140

TURKEY 2.9%
Common Stocks 2.9%
Anadolou Efes Biracilik ve Malt Sanayii	244,500	8,011
BIM Birlesik Magazalar	210,150	12,442
Hurriyet Gazetecilik ve Matbaacilik	4,432,000	13,012
Turkiye Garanti Bankasi	5,473,850	20,752
Turkiye Is Bankasi	2,873,303	13,807
Yapi Ve Kredi Bankasi	4,987,300	9,784
Total Turkey (Cost $52,677)		77,808

SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Reserve Investment Fund, 5.36% (4)(5)	97,816,000	97,816
Total Short-Term Investments (Cost $97,816)		97,816
SECURITIES LENDING COLLATERAL 7.6%
Money Market Pooled Account 7.6%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.328% (4)	207,711,196	207,711
Total Securities Lending Collateral (Cost $207,711)		207,711
Total Investments in Securities
107.7% of Net Assets (Cost $2,072,834)		$2,929,832

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$12,391 and represents 0.5% of net assets.
(4)	Seven-day yield
(5)	Affiliated company - see Note 4
ADR	American Depository Receipts
GBP	British Pound
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Markets Stock Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Markets Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in emerging markets.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $256,367,000; aggregate collateral consisted of $207,711,000 in the money market pooled account and U.S. government securities valued at $61,257,000.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $2,072,834,000. Net unrealized gain aggregated $856,815,000 at period-end, of which $883,917,000 related to appreciated investments and $27,102,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $1,160,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2006, was $97,816,000 and $66,983,000, respectively.

T. ROWE PRICE GLOBAL STOCK FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRIA 1.8%
Common Stocks 1.8%
Erste Bank der Oesterreich Sparkasse	105,000	8,196
Total Austria (Cost $6,123)		8,196
BRAZIL 6.4%
Common Stocks 5.3%
Companhia Vale do Rio Doce, ADR (USD)	425,000	12,210
Petroleo Brasileiro, ADR (USD)	90,000	7,983
Submarino	150,000	4,555
		24,748
Preferred Stocks 1.1%
B2W (1)	135,000	529
Banco Itau Holdings Financiera	125,000	4,619
		5,148
Total Brazil (Cost $23,560)		29,896
CHINA 1.0%
Common Stocks 1.0%
Tencent Holdings (HKD)	1,200,000	4,690
Total China (Cost $1,292)		4,690
EGYPT 2.5%
Common Stocks 2.5%
MobiNil-Egyptian	200,000	6,137
Orascom Telecom	80,000	5,496
Total Egypt (Cost $10,626)		11,633
FINLAND 1.0%
Common Stocks 1.0%
Nokia	220,000	4,829
Total Finland (Cost $4,724)		4,829
FRANCE 6.4%
Common Stocks 6.4%
Accor (2)	60,000	4,960
AXA	110,000	4,657
Pernod-Ricard (2)	30,000	6,161
Schneider	38,000	4,596
SOITEC (1)(2)	160,000	4,743
Total	70,000	4,714
Total France (Cost $26,860)		29,831
GERMANY 0.5%
Common Stocks 0.5%
Deutsche Boerse	12,000	2,515
Total Germany (Cost $1,780)		2,515
GREECE 1.8%
Common Stocks 1.8%
National Bank of Greece	160,000	8,311
Total Greece (Cost $6,645)		8,311
HONG KONG 0.9%
Common Stocks 0.9%
Hutchison Telecommunications (1)	1,800,000	4,366
Total Hong Kong (Cost $2,410)		4,366
INDIA 2.8%
Common Stocks 2.8%
Bharti Airtel (1)	800,000	13,260
Total India (Cost $6,375)		13,260
IRELAND 1.0%
Common Stocks 1.0%
Anglo Irish Bank	220,000	4,457
Total Ireland (Cost $3,161)		4,457
ITALY 2.1%
Common Stocks 2.1%
Banco Popolare di Verona (2)	160,000	5,026
Intesa Sanpaolo	610,000	4,524
Total Italy (Cost $8,451)		9,550
JAPAN 5.0%
Common Stocks 5.0%
Jupiter Telecom (1)	4,000	3,291
Mitsubishi Estate	250,000	7,143
Take And Give Needs (2)	3,565	2,427
Toyota Motor	100,000	6,571
Yahoo Japan (2)	11,000	4,118
Total Japan (Cost $23,813)		23,550
MALAYSIA 0.1%
Common Stocks 0.1%
Airasia (1)	1,087,900	448
Total Malaysia (Cost $385)		448
MEXICO 3.2%
Common Stocks 3.2%
America Movil, ADR, Series L (USD)	210,000	9,316
Grupo Financiero Banorte	1,375,000	5,452
Total Mexico (Cost $8,648)		14,768
NORWAY 1.1%
Common Stocks 1.1%
Statoil ASA (2)	185,000	4,950
Total Norway (Cost $4,149)		4,950
OMAN 0.5%
Common Stocks 0.5%
Bank Muscat SAOG, GDR (Regulation S shares) (USD)	196,000	2,536
Total Oman (Cost $2,224)		2,536
ROMANIA 1.5%
Common Stocks 1.5%
BRD-Groupe Societe Generale	860,000	7,057
Total Romania (Cost $5,453)		7,057
SOUTH AFRICA 0.9%
Common Stocks 0.9%
Naspers, N Shares	160,000	4,019
Total South Africa (Cost $2,376)		4,019
SOUTH KOREA 0.2%
Common Stocks 0.2%
Orion (1)	4,303	1,130
Total South Korea (Cost $958)		1,130
SWEDEN 1.0%
Common Stocks 1.0%
Modern Times Group, B Shares	75,000	4,750
Total Sweden (Cost $4,642)		4,750
SWITZERLAND 6.2%
Common Stocks 6.2%
Julius Baer	40,000	4,810
Novartis, (Regulation D Shares)	80,000	4,607
Roche Holding	35,000	6,581
Swiss Life Holding	27,000	6,819
UBS	100,000	6,269
Total Switzerland (Cost $23,093)		29,086
UNITED KINGDOM 3.2%
Common Stocks 3.2%
AMVESCAP	290,000	3,476
Johnson Matthey	160,000	4,647
Royal Bank of Scotland	170,000	6,855
Total United Kingdom (Cost $13,404)		14,978

UNITED STATES 45.4%
Common Stocks 45.4%
Advance Auto Parts	125,000	4,744
Aetna	145,000	6,113
Amdocs (1)	70,000	2,428
American Tower Systems, Class A (1)	540,000	21,508
Amgen (1)	65,000	4,574
Atherogenics (1)	155,000	1,829
Cephalon (1)	95,000	6,879
D. R. Horton	285,000	8,282
Electronic Arts (1)	90,000	4,500
Express Scripts (1)	65,000	4,519
Genentech (1)	75,000	6,553
Gilead Sciences (1)	72,000	4,631
Goldman Sachs	43,000	9,123
Google, Class A (1)	20,000	10,026
Grant Prideco (1)	150,000	5,877
Health Net (1)	95,000	4,627
Home Depot	110,000	4,481
Investors Financial Services	73,000	3,414
Juniper Networks (1)	600,000	10,872
Marvell Technology Group (1)	370,000	6,767
Monster Worldwide (1)	225,000	11,117
Murphy Oil	145,000	7,208
Omnicare	120,000	4,823
Red Hat (1)	143,000	3,250
Schlumberger	115,000	7,301
Smith International	180,000	7,142
Southwest Airlines	300,000	4,530
Texas Instruments	155,000	4,835
Tyco International	295,000	9,405
UTi Worldwide	155,000	4,712
Vertex Pharmaceuticals (1)	60,700	2,146
Wynn Resorts	75,000	8,381
XM Satellite Radio Holdings, Class A (1)	370,000	5,258
Total United States (Cost $185,597)		211,855
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Reserve Investment Fund, 5.36% (3)(4)	9,500,342	9,500
Total Short-Term Investments (Cost $9,500)		9,500
SECURITIES LENDING COLLATERAL 5.3%
Money Market Pooled Account 5.3%
Investment in money market pooled account managed by
JPMorgan Chase Bank, London, 5.328% (3)	24,759,544	24,760
Total Securities Lending Collateral (Cost $24,760)		24,760
Total Investments in Securities
103.8% of Net Assets (Cost $411,009)		$484,921

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(3)	Seven-day yield
(4)	Affiliated company - see Note 4
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Global Stock Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established companies throughout the world, including the U.S.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $24,033,000; aggregate collateral consisted of $24,760,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007 , the cost of investments for federal income tax purposes was $411,009,000. Net unrealized gain aggregated $73,919,000 at period-end, of which $78,582,000 related to appreciated investments and $4,663,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the three months ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $105,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, and October 31, 2007, was $9,500,000 and $3,629,000 respectively.

T. ROWE PRICE EMERGING EUROPE & MEDITERRANEAN FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)
AUSTRIA 4.6%
Common Stocks 4.6%
Erste Bank der Oesterreich Sparkasse	514,800	40,184
Raiffeisen International (1)	233,584	35,688
Total Austria (Cost $49,707)		75,872
CZECH REPUBLIC 1.1%
Common Stocks 1.1%
Zentiva NV	300,300	18,166
Total Czech Republic (Cost $14,322)		18,166
EGYPT 13.0%
Common Stocks 13.0%
Commercial International Bank	3,107,628	28,909
MobiNil-Egyptian	1,594,570	48,928
National Societe General	3,311,849	22,933
Orascom Construction	859,659	39,208
Orascom Telecom	1,058,454	72,719
Total Egypt (Cost $134,613)		212,697
GEORGIA 1.0%
Common Stocks 1.0%
Bank of Georgia, GDR (USD) (2)	634,943	16,508
Total Georgia (Cost $12,539)		16,508
HUNGARY 1.0%
Common Stocks 1.0%
Gedeon Richter	80,670	16,165
Total Hungary (Cost $11,675)		16,165
KAZAKHSTAN 8.6%
Common Stocks 8.6%
ATF Bank, GDR (EUR) (2)	175,000	17,971
Halyk Savings Bank, GDR, (Regulation S shares) (USD) (1) (2)	2,461,465	58,091
Kazakhmys (GBP)	1,337,800	27,470
Kazkommertsbank, GDR (USD) (1) (2)	1,370,600	30,407
Kazkommertsbank, GDR (EUR) (2)	274,390	6,206
Total Kazakhstan (Cost $132,979)		140,145

LEBANON 0.3%
Common Stocks 0.3%
Solidere, GDR (USD)	273,511	4,582
Total Lebanon (Cost $5,941)		4,582

NETHERLANDS 1.0%
Common Stocks 1.0%
A&D Pharma Holding, GDR (2)	950,533	15,568
Total Netherlands (Cost $14,366)		15,568

OMAN 5.0%
Common Stocks 5.0%
Bank Muscat SAOG	1,563,652	4,845
Bank Muscat SAOG, GDR (Regulation S shares) (USD)	4,031,148	52,166
National Bank of Oman	740,243	11,460
Oman Cement	450,900	6,913
Raysut Cement	2,410,600	7,107
Total Oman (Cost $69,203)		82,491
ROMANIA 1.1%
Common Stocks 1.1%
BRD-Groupe Societe Generale	2,290,000	18,792
Total Romania (Cost $14,990)		18,792

RUSSIA 50.6%
Common Stocks 48.3%
Baltika Brewery (USD)	162,700	7,321
CTC Media (USD) (1) (2)	1,398,200	30,075
Efes Breweries International, GDR (USD) (2)	750,000	22,867
Gazprom, ADR (Regulation S shares) (USD) (1)	2,836,599	121,865
Lebedyansky (USD)	275,269	20,232
Lukoil (USD)	78,430	6,286
Lukoil, ADR (USD) (1)	1,726,800	139,871
Mechel OAO, ADR (USD) (1)	223,100	6,314
MMC Norilsk Nickel (USD)	294,100	48,971
Novatek, GDR (USD) (3)	740,030	39,973
Novatek OAO (USD)	3,811,000	22,104
Open Investments (USD) (2)	25,500	6,095
Rambler Media (USD) (2)	487,203	21,552
RBC Information Systems (USD) (2) (4)	5,978,452	68,752
RGI International (USD) (2)	2,310,600	19,062
Sberbank (USD)	28,170	93,033
Seventh Continent (USD)	2,085,317	54,218
TMK OAO (USD) (2)	2,222,400	19,335
X5 Retail Group, GDR (USD) (1) (2)	1,625,460	44,304
		792,230
Preferred Stocks 2.3%
Sibacadembank OJSC (USD) (2) (4)	15,921,000	37,892
		37,892
Total Russia (Cost $520,477)		830,122
TURKEY 12.0%
Common Stocks 12.0%
Aksigorta	1,806,200	7,630
Anadolu Efes Biracilik ve Malt Sanayii	535,700	17,551
Bank Asya (2)	500,000	2,323
BIM Birlesik Magazalar	531,579	31,474
Hurriyet Gazetecilik ve Matbaacilik	4,625,700	13,580
Turkiye Garanti Bankasi	15,484,925	58,706
Turkiye Is Bankasi	6,596,743	31,699
Turkiye Vakiflar Bankasi	1,759,186	4,587
Yapi Ve Kredi Bankasi	15,048,100	29,521
Total Turkey (Cost $129,901)		197,071
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Reserve Investment Fund, 5.36% (4) (5)	51,628,343	51,628
Total Short-Term Investments (Cost $51,628)		51,628

SECURITIES LENDING COLLATERAL 3.8%
Money Market Pooled Account 3.8%
Investment in money market pooled account managed by JP
Morgan Chase Bank, London, 5.328% (5)	62,147,191	62,147
Total Securities Lending Collateral (Cost $62,147)		62,147
Total Investments in Securities
106.2% of Net Assets (Cost $1,224,488)		$1,741,954

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	All or a portion of this security is on loan at January 31, 2007 - see Note 2
(2)	Non-income producing
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$39,973 and represents 2.4% of net assets.
(4)	Affiliated company - see Note 4
(5)	Seven-day yield
ADR	American Depository Receipts
EUR	Euro
GBP	British Pound
GDR	Global Depository Receipts
USD	U.S. Dollar

(4) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income‡	1/31/07	10/31/06
RBC Information
Systems	$-	$-	$-	$68,752	$63,969
Sibacadembank
OJSC	35,026	-	-	37,892	-
Veropharm	-	18,007	-	-	17,339
T. Rowe Price Reserve
Investments Fund,
5.36%	¤	¤	393	51,628	71,868
Totals			$393	$158,272	$153,176

‡	Includes dividend income of $393 and no interest income.
¤	Purchase and sale information not shown for cash management funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Emerging Europe and Mediterranean Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Emerging Europe & Mediterranean Fund (the fund), a nondiversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of companies in the emerging market countries of Europe and the Mediterranean region.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Emerging Markets

The fund may invest in securities of companies located in emerging markets or denominated in or linked to the currencies of emerging market countries. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Securities Lending

The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At January 31, 2007, the value of loaned securities was $60,389,000 aggregate collateral consisted of $62,147,000 in the money market pooled account.

NOTE 3 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $1,224,488,000. Net unrealized gain aggregated $517,499,000 at period-end, of which $530,807,000 related to appreciated investments and $13,308,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended January 31, 2007, total realized loss on all affiliated companies was $889,000.

T. ROWE PRICE OVERSEAS STOCK FUND
Unaudited		January 31, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

AUSTRALIA 7.4%
Common Stocks 7.4%
Alinta	47,493	515
Australia & New Zealand Banking	32,902	745
Babcock & Brown	27,790	562
BlueScope Steel	77,911	523
Boral	56,833	353
CSL Limited	10,646	575
Galileo Shopping America Trust, REIT	353,176	353
Goodman Fielder	65,896	122
Harvey Norman Holdings	103,087	326
Insurance Australia	79,983	401
Lion Nathan	22,255	143
Macquarie Bank	8,955	563
Macquarie Infrastructure, Equity Units	66,940	190
Mirvac Group	55,728	244
Oil Search	52,631	144
Pacific Brands	65,603	141
QBE Insurance	26,708	640
Rio Tinto	19,943	1,191
Telstra	107,311	353
Total Australia (Cost $7,947)		8,084

BELGIUM 1.1%
Common Stocks 1.1%
Fortis	14,504	611
KBC	4,364	549
Total Belgium (Cost $1,157)		1,160

BRAZIL 0.8%
Common Stocks 0.8%
Gol Linhas Aereas Intel, ADR (USD)	8,000	241
Petroleo Brasileiro, ADR (USD)	7,400	656
Total Brazil (Cost $872)		897
CHILE 0.2%
Common Stocks 0.2%
Cia Cervecerias Unidas, ADR (USD)	5,718	171
Total Chile (Cost $169)		171
CHINA 0.8%
Common Stocks 0.8%
China Overseas Land & Investment (HKD)	398,000	443
China Petroleum And Chemical (HKD)	450,000	377
Total China (Cost $856)		820
FINLAND 3.5%
Common Stocks 3.5%
Cargotec	13,982	831
Kesko	20,652	1,098
Nokia	64,291	1,411
Sanomawsoy Oyj	15,677	454
Total Finland (Cost $3,667)		3,794
FOREIGN/EUROPE 0.7%
Common Stocks 0.7%
iShares MSCI Emu (USD)	7,800	818
Total Foreign/Europe (Cost $807)		818
FRANCE 10.7%
Common Stocks 10.7%
Accor	7,478	618
AXA	29,787	1,261
BNP Paribas	10,060	1,127
Bouygues	11,942	805
L'Oreal	4,395	463
Neopost	2,315	298
Pernod-Ricard	5,862	1,204
Publicis	14,980	643
Sanofi-Aventis	16,845	1,484
Societe Generale (1)	5,651	996
SOITEC (1)	12,790	379
Technip	4,903	315
Total	19,274	1,298
Vivendi	17,839	735
Total France (Cost $11,492)		11,626

GERMANY 6.3%
Common Stocks 5.8%
Adidas	10,087	484
BASF	4,897	472
Bayerische Motoren Werke	15,573	952
Celesio	6,985	399
Deutsche Euroshop	4,088	305
E.ON AG	14,468	1,963
Hypo Real Estate Holding	5,299	350
Munich Re	3,282	517
ThyssenKrupp	13,688	647
Wacker Chemie	1,462	236
		6,325
Preferred Stocks 0.5%
Fresenius	2,333	490
		490
Total Germany (Cost $6,670)		6,815
HONG KONG 1.1%
Common Stocks 1.1%
Esprit Holdings	22,000	225
Hutchison Whampoa	25,000	250
Public Financial Holdings	432,000	368
Television Broadcasts	22,000	152
Wheelock	73,000	157
Total Hong Kong (Cost $1,141)		1,152
IRELAND 1.9%
Common Stocks 1.9%
Allied Irish Banks	18,671	538
Bank Of Ireland	24,308	542
DCC	30,229	953
Total Ireland (Cost $2,068)		2,033
ITALY 5.3%
Common Stocks 5.3%
AEM S.p.A.	105,760	342
Banco Popolare Di Verona	26,157	822
Eni S.p.A.	42,415	1,365
Esprinet	8,100	163
Finmeccanica S.p.A.	8,928	252
Intesa Sanpaolo	66,673	503
Milano Assicurazioni	37,886	302
Piaggio & C S.p.A. (1)	64,501	280
Saipem	27,662	674
UniCredito Italiano S.p.A.	111,642	1,035
Total Italy (Cost $5,651)		5,738

JAPAN 19.7%
Common Stocks 19.7%
Ajinomoto	15,000	189
All Nippon Airways	69,000	254
Alpine Electronics	7,200	109
Aoyama Trading	3,500	107
Asahi Kasei	38,000	252
Canon	19,200	1,010
Eisai	8,200	421
Fanuc	3,600	335
Glory Limited	10,300	187
Goldcrest Company	5,010	275
Hamamatsu Photonics	8,800	261
Haseko (1)	56,000	215
Hitachi Maxell	14,300	222
Honda	18,000	706
HOYA	7,800	283
iShares MSCI Japan Index Fund (USD)	22,600	323
JS Group	10,400	237
KDDI	94	664
Kirin Brewery	25,000	384
Kobayashi Pharmaceutical	4,500	172
Koito Manufacturing	23,000	326
Mitsubishi Electric	54,000	488
Mitsubishi Gas Chemical	58,000	617
Mitsubishi UFJ Financial	54	654
Mitsui	36,000	575
Mitsui Sumitomo Insurance	52,000	621
Nichias	26,000	203
Nikon	15,000	337
Nippon Mining	27,000	194
Nippon Steel	177,000	1,047
Nippon Yusen	62,000	473
Resona Holdings	159	441
Ricoh Leasing	6,000	159
Seven & I	17,300	520
Sony	15,400	710
Sumitomo	27,000	421
Sumitomo Trust and Banking Company	146,000	1,561
Takeda Chemical Industries	9,000	586
TEPCO	21,900	745
Terumo	7,800	313
The Bank of Yokohama	67,000	544
Toho Gas	26,000	125
Tokyo Electron	7,600	542
Tosoh	51,000	241
Toyoda Gosei	17,300	411
Toyota Motor	22,700	1,491
transcosmos	12,700	280
Yusen Air & Sea Service	9,300	219
Total Japan (Cost $21,225)		21,450

MEXICO 1.2%
Common Stocks 1.2%
America Movil, ADR (USD)	11,200	497
CEMEX, Equity Units	77,300	273
Grupo Financiero Banorte	140,900	559
Total Mexico (Cost $1,307)		1,329

NETHERLANDS 1.5%
Common Stocks 1.5%
Aegon	31,213	615
Koninklijke DSM NV	9,240	458
TomTom (1)	6,029	252
Univar NV	6,111	340
Total Netherlands (Cost $1,664)		1,665
NORWAY 1.8%
Common Stocks 1.8%
Orkla	10,360	621
Statoil ASA	18,100	484
Telenor ASA	40,600	828
Total Norway (Cost $1,851)		1,933
PACIFIC EX-JAPAN 0.1%
Common Stocks 0.1%
iShares MSCI Pacific Ex-Japan (USD)	1,300	165
Total Pacific Ex-Japan (Cost $164)		165
SINGAPORE 1.5%
Common Stocks 1.5%
DBS Group	45,000	644
Sembcorp	186,000	518
Starhub	221,000	392
Venture	12,000	111
Total Singapore (Cost $1,622)		1,665
SOUTH KOREA 0.2%
Common Stocks 0.2%
Lotte Shopping, GDR (Regulation S shares) (USD) (1)	12,421	240
Total South Korea (Cost $245)		240
SPAIN 3.2%
Common Stocks 3.2%
Acciona	6,125	1,254
Banco Santander Central Hispano	61,924	1,175
Telefonica SA	49,713	1,087
Total Spain (Cost $3,400)		3,516

SWEDEN 5.7%
Common Stocks 5.7%
Autoliv, GDR	8,476	512
Elekta, B shares	22,749	500
NORDEA	77,221	1,208
SSAB Svenskt Stal, Series A	60,028	1,463
Svenska Handelsbanken, Class A	25,340	777
Swedbank	11,101	420
TeliaSonera	94,237	755
Volvo, Series B	8,086	595
Total Sweden (Cost $6,074)		6,230

SWITZERLAND 5.0%
Common Stocks 5.0%
Actelion (1)	1,967	477
Holcim	3,181	316
Nestle	3,130	1,145
Novartis	23,588	1,359
Panalpina Welttransport Holding	3,153	464
Swiss Life Holding	2,518	636
UBS	17,403	1,091
Total Switzerland (Cost $5,379)		5,488
UNITED KINGDOM 18.9%
Common Stocks 18.9%
Aegis Group	163,589	457
Alliance Boots	31,384	497
Arriva	20,090	285
Associated British Foods	38,273	605
Aviva	48,714	787
Barclays	104,117	1,519
BP, ADR (USD)	21,262	1,350
Bradford Bingley	37,194	335
British Airways (1)	36,136	382
Close Brothers Group	11,369	228
Corus Group	77,733	916
DSG International	76,329	253
GKN	44,609	282
GlaxoSmithKline, ADR (USD)	32,585	1,764
HBOS	29,878	654
Informa	25,466	280
iShares MSCI United Kingdom (USD)	13,700	323
Logica	43,390	146
Persimmon	11,459	312
QinetiQ	52,183	213
Rolls-Royce (1)	42,214	387
Royal Bank of Scotland	59,309	2,391
Royal Dutch Shell, ADR, Class B (USD)	23,643	1,601
Standard Chartered	20,193	582
Tesco	85,554	703
Tomkins	71,052	381
Unilever	10,918	297
United Utilities	57,475	861
Vodafone, ADR (USD)	50,457	1,483
WPP Group	18,644	274
Total United Kingdom (Cost $20,592)		20,548
SHORT-TERM INVESTMENTS 10.6%
Money Market Funds 10.6%
T. Rowe Price Reserve Investment Fund, 5.36% (2)(3)	11,597,846	11,598
Total Short-Term Investments (Cost $11,598)		11,598
Total Investments in Securities
109.2% of Net Assets (Cost $117,618)		$118,935

†	Denominated in the currency of the country of incorporation unless otherwise noted
(1)	Non-income producing
(2)	Seven-day yield
(3)	Affiliated company - see Note 3
ADR	American Depository Receipts
GDR	Global Depository Receipts
HKD	Hong Kong Dollar
REIT	Real Estate Investment Trust
USD	U.S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Overseas Stock Fund
Unaudited	January 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning November 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At January 31, 2007, the cost of investments for federal income tax purposes was $117,618,000. Net unrealized gain aggregated $1,320,000 at period-end, of which $1,918,000 related to appreciated investments and $598,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees. During the period ended January 31, 2007, dividend income from the T. Rowe Price Reserve Investment Funds totaled $32,000, and the value of shares of the T. Rowe Price Reserve Investment Funds held at January 31, 2007, was $11,598,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	March 23, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	March 23, 2007